Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Past service cost, net defined benefit liability (asset)		$ 12
Gains (losses) arising from settlements, net defined benefit liability (asset)		$ (12)
Weighted average duration of defined benefit obligation			15 years 6 months	15 years 7 months 6 days
Defined contribution plans charges			$ 136	$ 128	$ 105
Provisions and Other Non-current Liabilities [Member]
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements, net defined benefit liability (asset)	$ (164)
Other Income [Member]
Disclosure of defined benefit plans [line items]
Past service cost, net defined benefit liability (asset)	$ (164)
Benefit obligation [member]
Disclosure of defined benefit plans [line items]
Top four countries, percentage			86.00%
Pension plans [member] | UNITED KINGDOM | Foreign countries [member]
Disclosure of defined benefit plans [line items]
Maximum number of years to eliminate shortfall			10 years
Other post-employment benefit plans [member] | Benefit obligation [member]
Disclosure of defined benefit plans [line items]
Associates covered, percentage			99.00%